GE RSP Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes – 92.5% †
U.S. Treasuries – 24.2%
U.S. Treasury Bonds
2.25%	08/15/46	$14,668,000	$17,489,298	(a	)
3.00%	08/15/48	64,067,400	88,613,223	(a	)
4.50%	08/15/39	2,230,000	3,522,006
U.S. Treasury Notes
1.38%	01/31/22	11,388,000	11,625,547
1.50%	01/15/23	9,812,000	10,143,155
1.63%	12/15/22	28,732,000	29,764,556
1.63%	02/15/26	65,022,900	69,147,790	(a	)
1.75%	12/31/24	17,063,900	18,161,056
1.88%	06/30/20 - 12/15/20	155,766,900	156,995,633	(a	)
2.50%	01/31/24	56,915,600	61,562,225	(a	)
2.63%	02/15/29	13,140,100	15,334,907	(a	)
			482,359,396
Agency Mortgage Backed – 27.4%
Federal Home Loan Mortgage Corp.
3.00%	03/01/43	1,247,727	1,320,986	(a	)
3.00%	04/01/43	28,094,564	29,752,390
4.05%	09/25/28	2,313,000	2,705,956	(a,b	)
4.50%	06/01/33 - 02/01/35	72,200	78,799	(a	)
5.00%	07/01/35	583,888	648,386	(a	)
5.50%	05/01/20 - 04/01/39	1,032,364	1,156,506	(a	)
6.00%	06/01/33 - 11/01/37	2,197,482	2,547,979	(a	)
6.50%	07/01/29	15,504	16,802	(a	)
7.00%	01/01/27 - 08/01/36	459,248	540,010	(a	)
7.50%	01/01/28 - 09/01/33	33,649	37,234	(a	)
8.00%	11/01/30	2,827	3,220	(a	)
8.50%	04/01/30	6,034	7,620	(a	)
Federal National Mortgage Assoc.
3.50%	06/01/44	34,276,833	36,758,523
3.50%	08/01/45 - 07/01/47	26,620,653	28,445,191	(a	)
4.00%	01/01/41 - 12/01/41	10,871,048	11,811,607	(a	)
4.50%	07/01/20 - 02/01/40	5,362,621	5,908,810	(a	)
5.00%	07/01/20 - 05/01/39	1,753,790	1,940,769	(a	)
5.50%	06/01/20 - 01/01/39	5,904,072	6,633,392	(a	)
6.00%	05/01/20 - 05/01/41	10,047,731	11,648,295	(a	)
6.50%	05/01/21 - 08/01/36	337,323	378,296	(a	)
7.00%	10/01/32 - 02/01/34	41,696	46,397	(a	)
7.50%	11/01/22 - 03/01/33	205,140	231,634	(a	)
8.00%	06/01/24 - 10/01/31	78,643	86,343	(a	)
8.50%	04/01/30	16,138	19,246	(a	)
9.00%	06/01/21 - 12/01/22	6,913	7,129	(a	)
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
4.47%	04/01/37	16,303	16,507	(a,b	)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.05%	09/25/46	23,008,004	5,322,714	(b,c	)
Federal National Mortgage Assoc. TBA
2.50%	TBA	56,420,000	58,490,695	(d	)
3.00%	TBA	35,667,000	37,397,206	(d	)
3.50%	TBA	17,843,000	18,865,225	(d	)
4.00%	TBA	93,025,000	98,902,142	(d	)
4.50%	TBA	29,683,000	31,943,360	(d	)
Government National Mortgage Assoc.
3.00%	12/20/42	38,885,216	41,846,245	(a	)
4.00%	01/20/41 - 04/20/43	11,221,498	12,293,081	(a	)
4.50%	08/15/33 - 03/20/41	4,458,853	4,905,706	(a	)
5.00%	08/15/33	231,487	256,454	(a	)
6.00%	04/15/27 - 09/15/36	687,229	789,476	(a	)
6.50%	01/15/24 - 09/15/36	517,490	576,874	(a	)
7.00%	03/15/26 - 10/15/36	317,276	359,216	(a	)
7.50%	11/15/22 - 11/15/31	107,253	114,174	(a	)
8.00%	12/15/29 - 05/15/30	1,171	1,308	(a	)
9.00%	12/15/21	2,286	2,340	(a	)
Government National Mortgage Assoc. 1.50% + 1 year CMT
3.13%	11/20/21 - 10/20/25	4,906	4,977	(a,b	)
3.25%	08/20/23 - 09/20/24	1,772	1,794	(a,b	)
3.88%	04/20/24	961	977	(a,b	)
4.00%	01/20/24 - 03/20/24	1,197	1,216	(a,b	)

		Principal Amount	Fair Value
Government National Mortgage Assoc. TBA
2.50%	TBA	$12,011,000	$12,548,973	(d	)
3.00%	TBA	21,948,000	23,210,229	(d	)
3.50%	TBA	53,308,000	56,197,827	(d	)
			546,780,236
Agency Collateralized Mortgage Obligations – 1.5%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	5,015,719	14,439	(a,b,c	)
2.43%	08/25/29	12,078,000	12,746,858	(a	)
2.51%	07/25/29	6,504,000	6,909,778	(a	)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	1,301,255	46,809	(a,c	)
5.50%	06/15/33	196,499	33,841	(a,c	)
7.50%	07/15/27	8,285	1,187	(a,c	)
Federal Home Loan Mortgage Corp. REMIC 6.15% - 1 month USD LIBOR
5.45%	10/15/42	21,192,126	3,593,441	(b,c	)
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
5.90%	08/15/25	436,131	18,301	(a,b,c	)
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	5,655	5,376	(a,e,f	)
8.00%	02/01/23 - 07/01/24	14,092	1,539	(a,c	)
Federal National Mortgage Assoc. REMIC
1.10%	12/25/42	716,143	28,637	(a,b,c	)
5.00%	02/25/40 - 09/25/40	704,287	77,869	(a,c	)
8.00%	05/25/22	7	51	(a,c	)
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.05%	07/25/38	254,011	41,228	(a,b,c	)
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
5.60%	11/25/41	28,533,319	7,026,137	(b,c	)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	188,399	174,807	(a,e,f	)
4.50%	08/25/35 - 01/25/36	470,793	67,459	(a,c	)
5.00%	03/25/38 - 05/25/38	259,471	40,672	(a,c	)
5.50%	12/25/33	73,654	14,252	(a,c	)
6.00%	01/25/35	284,272	57,391	(a,c	)
7.50%	11/25/23	42,345	3,739	(a,c	)
8.00%	08/25/23 - 07/25/24	29,987	3,431	(a,c	)
8.50%	07/25/22	4,854	262	(a,c	)
9.00%	05/25/22	3,501	163	(a,c	)
Government National Mortgage Assoc. REMIC
4.50%	05/20/38 - 08/16/39	334,024	5,058	(a,c	)
5.00%	09/20/38	1,186	—	(a,c,**	)
			30,912,725
Asset Backed – 3.4%
Ally Auto Receivables Trust
2.35%	06/15/22	1,150,297	1,152,678
American Express Credit Account Master Trust 0.24% + 1 month USD LIBOR
0.94%	04/15/24	10,973,000	10,733,091	(a,b	)
American Express Credit Account Master Trust 2017-6
2.04%	05/15/23	234,733	235,044	(a	)
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	11,065,000	11,331,250	(a	)
BA Credit Card Trust 2018-A1
2.70%	07/17/23	4,744,000	4,750,576	(a	)
BMW Floorplan Master Owner Trust 2018-1
3.15%	05/15/23	2,965,000	2,957,284	(a,g	)
CarMax Auto Owner Trust
3.13%	06/15/23	1,719,000	1,747,202
Chase Funding Trust 2004-1
4.99%	11/25/33	547,352	518,626	(a,h	)
Enterprise Fleet Financing 2019-1 LLC
3.07%	10/20/24	4,214,000	4,165,641	(a,g	)
GMF Floorplan Owner Revolving Trust 0.32% + 1 month USD LIBOR
1.02%	09/15/22	4,467,000	4,427,928	(b,g	)
Hyundai Auto Lease Securitization Trust 2018-A
2.89%	03/15/22	5,855,000	5,855,845	(g	)
Irwin Home Equity Loan Trust 2006-2 0.30% + 1 month USD LIBOR
1.25%	02/25/36	21,981	20,632	(a,b,g	)
Nissan Auto Lease Trust
1.80%	05/16/22	2,763,000	2,768,828

GE RSP Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Nissan Auto Lease Trust 2019-A
2.76%	03/15/22	$3,390,000	$3,407,329	(a	)
Securitized Term Auto Receivables Trust 2018-1A
3.30%	11/25/22	1,400,000	1,395,455	(a,g	)
Toyota Auto Receivables Owner Trust
2.05%	09/15/22	4,124,000	4,112,929
Trillium Credit Card Trust II
3.04%	01/26/24	8,211,000	8,220,965	(g	)
			67,801,303
Corporate Notes – 31.6%
3M Co.
2.65%	04/15/25	610,000	631,387
3.05%	04/15/30	725,000	759,764
3.13%	09/19/46	1,208,000	1,167,737	(a	)
3.70%	04/15/50	485,000	550,611
Abbott Laboratories
3.75%	11/30/26	569,000	635,010	(a	)
4.90%	11/30/46	497,000	679,851	(a	)
AbbVie Inc.
2.60%	11/21/24	1,229,000	1,240,835	(a,g	)
2.95%	11/21/26	1,704,000	1,724,516	(a,g	)
3.20%	05/14/26	700,000	713,468	(a	)
3.20%	11/21/29	1,106,000	1,099,640	(a,g	)
4.05%	11/21/39	710,000	736,078	(a,g	)
4.25%	11/21/49	450,000	479,417	(a,g	)
4.70%	05/14/45	248,000	278,613	(a	)
4.88%	11/14/48	237,000	274,865	(a	)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%	05/15/21	995,000	913,689	(a	)
Aetna Inc.
3.50%	11/15/24	640,000	652,979	(a	)
Aircastle Ltd.
4.25%	06/15/26	986,000	831,257	(a	)
Albemarle Wodgina Pty Ltd.
3.45%	11/15/29	1,416,000	1,293,431	(a,g	)
Alcon Finance Corp.
3.80%	09/23/49	793,000	791,612	(a,g	)
Alexandria Real Estate Equities Inc.
4.70%	07/01/30	433,000	442,028	(a	)
Alibaba Group Holding Ltd.
3.40%	12/06/27	300,000	320,436	(a	)
4.00%	12/06/37	450,000	507,636	(a	)
4.20%	12/06/47	339,000	408,770	(a	)
Alimentation Couche-Tard Inc.
2.70%	07/26/22	1,104,000	1,087,285	(a,g	)
2.95%	01/25/30	818,000	757,828	(g	)
3.80%	01/25/50	1,015,000	889,394	(g	)
Allergan Finance LLC
3.25%	10/01/22	839,000	844,361	(a	)
4.63%	10/01/42	129,000	152,554	(a	)
Allergan Funding SCS
3.45%	03/15/22	1,842,000	1,853,328	(a	)
Allergan Sales LLC
5.00%	12/15/21	1,837,000	1,944,042	(a,g	)
Ally Financial Inc.
5.75%	11/20/25	829,000	811,326	(a	)
Altria Group Inc.
2.95%	05/02/23	513,000	511,343	(a	)
3.80%	02/14/24	448,000	454,429	(a	)
4.25%	08/09/42	96,000	87,158	(a	)
4.50%	05/02/43	330,000	312,797	(a	)
4.80%	02/14/29	993,000	1,031,211	(a	)
Amazon.com Inc.
3.15%	08/22/27	386,000	426,121	(a	)
4.05%	08/22/47	342,000	433,844	(a	)
4.25%	08/22/57	213,000	284,398	(a	)
Ameren Corp.
2.50%	09/15/24	1,817,000	1,766,415	(a	)
3.50%	01/15/31	675,000	673,400
3.65%	02/15/26	435,000	436,153	(a	)
America Movil SAB de C.V.
3.13%	07/16/22	1,469,000	1,483,337	(a	)

		Principal Amount	Fair Value
4.38%	04/22/49	$800,000	$879,872	(a	)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	372,000	387,207	(a	)
American Electric Power Company Inc.
3.25%	03/01/50	505,000	450,379
American Electric Power Company Inc.
2.30%	03/01/30	605,000	566,425
American Express Co.
3.00%	10/30/24	1,027,000	1,065,512	(a	)
American International Group Inc.
4.25%	03/15/29	751,000	778,659	(a	)
4.50%	07/16/44	717,000	736,517	(a	)
6.40%	12/15/20	546,000	561,332	(a	)
American International Group Inc. (5.75% fixed rate until 04/01/28; 2.87% + 3 month USD LIBOR thereafter)
5.75%	04/01/48	217,000	186,162	(a,b	)
American Tower Corp.
2.90%	01/15/30	724,000	695,293
3.70%	10/15/49	408,000	376,902	(a	)
3.80%	08/15/29	891,000	905,791	(a	)
American Water Capital Corp.
2.95%	09/01/27	653,000	641,886	(a	)
Amgen Inc.
2.45%	02/21/30	2,432,000	2,409,917
2.65%	05/11/22	1,177,000	1,189,723	(a	)
3.15%	02/21/40	1,215,000	1,213,773
3.38%	02/21/50	1,215,000	1,261,863
4.56%	06/15/48	595,000	728,054	(a	)
4.66%	06/15/51	248,000	311,188	(a	)
Anglo American Capital Co.
5.38%	04/01/25	1,290,000	1,304,358	(g	)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%	02/01/26	1,156,000	1,211,107	(a	)
4.70%	02/01/36	367,000	383,163	(a	)
4.90%	02/01/46	801,000	872,393	(a	)
Anheuser-Busch InBev Worldwide Inc.
4.00%	04/13/28	263,000	278,691	(a	)
4.38%	04/15/38	1,280,000	1,318,067	(a	)
4.60%	04/15/48	461,000	487,056	(a	)
4.75%	04/15/58	362,000	369,812	(a	)
5.55%	01/23/49	1,276,000	1,497,743	(a	)
Anthem Inc.
2.88%	09/15/29	404,000	393,031	(a	)
3.30%	01/15/23	598,000	607,741
3.70%	09/15/49	404,000	399,960	(a	)
ANZ New Zealand International Ltd.
3.45%	01/21/28	1,128,000	1,147,909	(a,g	)
Apache Corp.
4.38%	10/15/28	277,000	150,491	(a	)
5.10%	09/01/40	393,000	187,744	(a	)
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%	01/14/50	965,000	875,207	(b,g	)
Apple Inc.
2.20%	09/11/29	808,000	827,764	(a	)
2.85%	05/11/24	709,000	746,520	(a	)
2.95%	09/11/49	534,000	564,315	(a	)
3.35%	02/09/27	391,000	426,792	(a	)
3.45%	02/09/45	1,358,000	1,527,410	(a	)
3.85%	08/04/46	1,222,000	1,482,995	(a	)
Applied Materials Inc.
4.35%	04/01/47	461,000	588,526	(a	)
Aptiv PLC
4.40%	10/01/46	552,000	429,125	(a	)
Archer-Daniels-Midland Co.
2.50%	08/11/26	476,000	478,594	(a	)
Ares Capital Corp.
3.25%	07/15/25	4,062,000	3,270,925
Ascension Health
4.85%	11/15/53	649,000	869,946	(a	)
AstraZeneca PLC
3.50%	08/17/23	559,000	588,728	(a	)

GE RSP Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
4.00%	01/17/29	$370,000	$414,726	(a	)
4.38%	08/17/48	199,000	246,075	(a	)
AT&T Inc.
4.35%	03/01/29	1,173,000	1,256,400	(a	)
4.45%	04/01/24	551,000	586,837	(a	)
4.50%	05/15/35	838,000	902,476	(a	)
4.55%	03/09/49	452,000	485,330	(a	)
4.75%	05/15/46	269,000	294,418	(a	)
4.80%	06/15/44	566,000	615,887	(a	)
4.85%	03/01/39	1,092,000	1,220,703	(a	)
5.15%	11/15/46	147,000	171,583	(a	)
5.25%	03/01/37	567,000	661,525	(a	)
5.35%	12/15/43	626,000	668,725	(a	)
5.45%	03/01/47	981,000	1,180,957	(a	)
Athene Holding Ltd.
4.13%	01/12/28	626,000	573,065	(a	)
6.15%	04/03/30	1,221,000	1,218,656
Avangrid Inc.
3.15%	12/01/24	1,078,000	1,078,151	(a	)
Avery Dennison Corp.
2.65%	04/30/30	1,035,000	977,454
Baidu Inc.
2.88%	07/06/22	911,000	923,891	(a	)
Bank of America Corp.
3.25%	10/21/27	355,000	375,001	(a	)
3.95%	04/21/25	692,000	721,327	(a	)
4.18%	11/25/27	1,209,000	1,271,868	(a	)
4.25%	10/22/26	1,194,000	1,259,945	(a	)
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%	01/20/23	675,000	682,540	(a,b	)
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%	01/23/26	513,000	534,310	(a,b	)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	737,000	757,990	(a,b	)
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%	04/23/27	2,027,000	2,120,201	(a,b	)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	349,000	380,686	(a,b	)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	1,016,000	1,133,124	(a,b	)
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%	07/23/29	367,000	397,619	(a,b	)
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%	12/31/99	1,625,000	1,403,057	(b	)
Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%	01/20/48	515,000	583,650	(a,b	)
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%	10/05/28	1,347,000	1,374,317	(a,b	)
Barclays PLC
4.38%	01/12/26	911,000	945,910	(a	)
4.84%	05/09/28	478,000	487,713	(a	)
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%	05/16/29	709,000	757,687	(a,b	)
Barrick North America Finance LLC
5.70%	05/30/41	134,000	162,563	(a	)
BAT Capital Corp.
2.76%	08/15/22	848,000	833,380	(a	)
3.56%	08/15/27	542,000	518,922	(a	)
4.39%	08/15/37	910,000	834,625	(a	)
4.54%	08/15/47	409,000	372,664	(a	)
4.70%	04/02/27	1,221,000	1,251,610

		Principal Amount	Fair Value
4.91%	04/02/30	$1,221,000	$1,252,941
5.28%	04/02/50	814,000	814,244
Baxter International Inc.
3.75%	10/01/25	815,000	866,695	(g	)
3.95%	04/01/30	340,000	367,982	(g	)
Bayer US Finance II LLC
3.50%	06/25/21	1,803,000	1,808,679	(a,g	)
3.88%	12/15/23	608,000	623,316	(a,g	)
Becton Dickinson and Co.
2.89%	06/06/22	837,000	831,476	(a	)
3.70%	06/06/27	530,000	536,063	(a	)
3.73%	12/15/24	34,000	35,055	(a	)
4.67%	06/06/47	87,000	94,233	(a	)
4.69%	12/15/44	101,000	108,003	(a	)
Berkshire Hathaway Energy Co.
3.25%	04/15/28	402,000	415,133	(a	)
3.70%	07/15/30	905,000	972,920	(g	)
3.80%	07/15/48	355,000	365,732	(a	)
4.25%	10/15/50	1,015,000	1,160,957	(g	)
6.13%	04/01/36	362,000	478,767	(a	)
Berkshire Hathaway Finance Corp.
4.25%	01/15/49	521,000	641,236	(a	)
Berkshire Hathaway Inc.
4.50%	02/11/43	211,000	256,057	(a	)
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	211,000	282,312	(a	)
BNP Paribas S.A. (2.82% fixed rate until 11/19/24; 1.11% + 3 month USD LIBOR thereafter)
2.82%	11/19/25	1,007,000	978,200	(a,b,g	)
BNP Paribas S.A. (5.13% fixed rate until 11/15/27; 2.84% + USD 5 year Swap Rate thereafter)
5.13%	12/31/99	600,000	447,714	(a,b,g	)
Boardwalk Pipelines LP
4.80%	05/03/29	797,000	608,167	(a	)
Boston Scientific Corp.
4.70%	03/01/49	328,000	369,230	(a	)
BP Capital Markets America Inc.
3.00%	02/24/50	975,000	910,299
3.02%	01/16/27	2,002,000	2,007,065	(a	)
3.22%	11/28/23	500,000	513,270	(a	)
BPCE S.A.
4.50%	03/15/25	2,060,000	2,090,097	(g	)
Brighthouse Financial Inc.
3.70%	06/22/27	81,000	71,447	(a	)
4.70%	06/22/47	55,000	43,423	(a	)
Bristol-Myers Squibb Co.
3.20%	06/15/26	1,202,000	1,277,498	(a,g	)
3.40%	07/26/29	773,000	851,653	(a,g	)
3.45%	11/15/27	51,000	54,295	(g	)
4.13%	06/15/39	632,000	757,130	(a,g	)
4.25%	10/26/49	632,000	798,064	(a,g	)
4.35%	11/15/47	84,000	105,252	(g	)
4.55%	02/20/48	223,000	283,888	(g	)
5.00%	08/15/45	207,000	276,190	(g	)
Brixmor Operating Partnership LP
3.90%	03/15/27	261,000	249,571	(a	)
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	211,000	205,537	(a	)
3.00%	01/15/22	605,000	598,018	(a	)
3.13%	01/15/25	230,000	215,894	(a	)
3.88%	01/15/27	87,000	83,102	(a	)
Brown-Forman Corp.
4.00%	04/15/38	202,000	208,559	(a	)
Bunge Limited Finance Corp.
3.75%	09/25/27	291,000	258,696	(a	)
Burlington Northern Santa Fe LLC
4.15%	12/15/48	717,000	843,529	(a	)
4.55%	09/01/44	1,080,000	1,293,926	(a	)
C&W Senior Financing DAC
7.50%	10/15/26	500,000	437,085	(a,g	)
Cameron LNG LLC
3.30%	01/15/35	395,000	343,200	(g	)

GE RSP Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Canadian Natural Resources Ltd.
3.85%	06/01/27	$702,000	$551,477	(a	)
4.95%	06/01/47	173,000	124,217	(a	)
Cantor Fitzgerald LP
4.88%	05/01/24	1,946,000	1,999,398	(a,g	)
Capital One Financial Corp.
3.75%	07/28/26	1,189,000	1,130,204	(a	)
4.75%	07/15/21	1,654,000	1,692,340	(a	)
Cardinal Health Inc.
2.62%	06/15/22	415,000	417,146	(a	)
3.08%	06/15/24	301,000	297,821	(a	)
Carlisle Companies Inc.
2.75%	03/01/30	1,080,000	941,954
Carrier Global Corp.
2.72%	02/15/30	770,000	708,747	(g	)
3.38%	04/05/40	535,000	472,678	(g	)
3.58%	04/05/50	770,000	667,929	(g	)
Caterpillar Inc.
3.25%	09/19/49	750,000	751,695	(a	)
3.80%	08/15/42	259,000	284,975	(a	)
Celulosa Arauco y Constitucion S.A.
4.20%	01/29/30	1,291,000	1,097,608	(a,g	)
Centene Corp.
3.38%	02/15/30	1,675,000	1,559,291	(g	)
4.25%	12/15/27	1,990,000	1,950,379	(g	)
4.63%	12/15/29	615,000	617,731	(g	)
CenterPoint Energy Inc.
2.50%	09/01/22	1,670,000	1,661,850	(a	)
3.60%	11/01/21	785,000	783,634	(a	)
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22	1,140,000	1,181,644	(a	)
4.80%	03/01/50	407,000	426,418
4.91%	07/23/25	241,000	255,740	(a	)
5.05%	03/30/29	1,415,000	1,526,884	(a	)
5.75%	04/01/48	876,000	997,422	(a	)
6.38%	10/23/35	116,000	137,893	(a	)
6.48%	10/23/45	248,000	296,772	(a	)
Cheniere Corpus Christi Holdings LLC
5.88%	03/31/25	1,590,000	1,336,649
Chevron Corp.
3.19%	06/24/23	458,000	478,912	(a	)
Chevron Phillips Chemical Company LLC/Chevron Phillips Chemical Company LP
5.13%	04/01/25	2,035,000	2,097,251	(d,g	)
Chubb INA Holdings Inc.
4.35%	11/03/45	572,000	704,670	(a	)
Cigna Corp.
2.40%	03/15/30	730,000	694,887
3.25%	04/15/25	471,000	469,366	(a,g	)
3.40%	09/17/21	641,000	653,192	(a	)
3.40%	03/01/27	501,000	506,371	(a,g	)
3.40%	03/15/50	270,000	258,096
3.75%	07/15/23	371,000	381,666	(a	)
3.88%	10/15/47	201,000	200,660	(a,g	)
4.13%	11/15/25	928,000	991,020	(a	)
4.38%	10/15/28	370,000	397,624	(a	)
4.80%	08/15/38	324,000	363,774	(a	)
4.90%	12/15/48	163,000	194,726	(a	)
Cisco Systems Inc.
5.90%	02/15/39	424,000	610,187	(a	)
Citigroup Inc.
2.70%	10/27/22	856,000	860,554	(a	)
4.45%	09/29/27	900,000	935,100	(a	)
4.65%	07/23/48	1,072,000	1,287,397	(a	)
4.75%	05/18/46	482,000	522,064	(a	)
5.50%	09/13/25	2,140,000	2,409,811	(a	)
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%	07/24/23	261,000	261,496	(a,b	)
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%	11/05/30	750,000	727,538	(a,b	)

		Principal Amount	Fair Value
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%	01/24/39	$355,000	$374,990	(a,b	)
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%	12/31/99	1,659,000	1,405,073	(b	)
CME Group Inc.
3.75%	06/15/28	443,000	495,274	(a	)
CMS Energy Corp.
4.88%	03/01/44	1,200,000	1,354,056	(a	)
CNA Financial Corp.
3.45%	08/15/27	336,000	322,258	(a	)
3.90%	05/01/29	791,000	786,958	(a	)
CNH Industrial Capital LLC
4.38%	11/06/20	652,000	645,760	(a	)
4.88%	04/01/21	785,000	788,321	(a	)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	2,095,000	2,255,058	(a	)
Comcast Corp.
3.10%	04/01/25	680,000	721,664
3.20%	07/15/36	740,000	770,717	(a	)
3.25%	11/01/39	1,191,000	1,227,016	(a	)
3.38%	08/15/25	262,000	278,066	(a	)
3.45%	02/01/50	578,000	625,766	(a	)
3.97%	11/01/47	1,261,000	1,450,730	(a	)
4.15%	10/15/28	813,000	912,576	(a	)
4.60%	08/15/45	385,000	467,205	(a	)
4.70%	10/15/48	394,000	509,241	(a	)
CommonSpirit Health
4.35%	11/01/42	1,029,000	1,012,340	(a	)
Conagra Brands Inc.
3.80%	10/22/21	1,441,000	1,450,251	(a	)
5.30%	11/01/38	371,000	404,260	(a	)
5.40%	11/01/48	325,000	363,451	(a	)
Conagra Brands Inc. (2.55% fixed rate until 04/13/20; 0.75% + 3 month USD LIBOR)
2.55%	10/22/20	578,000	571,047	(a,b	)
Concho Resources Inc.
3.75%	10/01/27	171,000	144,249	(a	)
4.30%	08/15/28	574,000	495,144	(a	)
4.88%	10/01/47	286,000	217,586	(a	)
ConocoPhillips Co.
4.30%	11/15/44	746,000	665,246	(a	)
Consolidated Edison Company of New York Inc.
2.90%	12/01/26	912,000	871,680	(a	)
3.35%	04/01/30	350,000	361,697
3.88%	06/15/47	418,000	423,990	(a	)
3.95%	04/01/50	580,000	616,958
Constellation Brands Inc.
3.15%	08/01/29	1,668,000	1,553,742	(a	)
3.70%	12/06/26	651,000	637,257	(a	)
4.50%	05/09/47	599,000	559,167	(a	)
Continental Resources Inc.
4.50%	04/15/23	2,697,000	1,495,837	(a	)
Corning Inc.
4.38%	11/15/57	406,000	427,689	(a	)
Credit Suisse Group AG
4.28%	01/09/28	846,000	873,867	(a,g	)
Credit Suisse Group AG (4.19% fixed rate until 04/01/30; 3.73% + SOFR thereafter)
4.19%	04/01/31	2,228,000	2,289,003	(b,d,g	)
Credit Suisse Group Funding Guernsey Ltd.
3.80%	06/09/23	937,000	963,555	(a	)
Crown Castle International Corp.
3.30%	07/01/30	1,220,000	1,209,984
4.15%	07/01/50	340,000	336,260
5.20%	02/15/49	524,000	563,735	(a	)
CSX Corp.
4.50%	03/15/49 - 08/01/54	1,191,000	1,352,916	(a	)
CubeSmart LP
4.38%	02/15/29	948,000	991,494	(a	)
CVS Health Corp.
3.00%	08/15/26	811,000	816,823	(a	)

GE RSP Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
3.25%	08/15/29	$671,000	$670,591	(a	)
3.35%	03/09/21	586,000	589,786	(a	)
3.63%	04/01/27	760,000	780,026
3.75%	04/01/30	555,000	572,738
3.88%	07/20/25	336,000	347,592	(a	)
4.10%	03/25/25	932,000	985,870	(a	)
4.25%	04/01/50	405,000	423,468
4.30%	03/25/28	299,000	316,961	(a	)
4.78%	03/25/38	496,000	547,698	(a	)
5.00%	12/01/24	777,000	838,399	(a	)
5.05%	03/25/48	697,000	795,862	(a	)
5.13%	07/20/45	482,000	552,574	(a	)
Deere & Co.
2.75%	04/15/25	1,160,000	1,211,991
3.10%	04/15/30	810,000	867,688
3.75%	04/15/50	725,000	830,857
Dell International LLC/EMC Corp.
4.00%	07/15/24	994,000	1,004,805	(a,g	)
4.42%	06/15/21	1,140,000	1,139,202	(a,g	)
5.45%	06/15/23	538,000	552,978	(a,g	)
6.02%	06/15/26	249,000	257,633	(a,g	)
8.10%	07/15/36	100,000	114,314	(a,g	)
8.35%	07/15/46	235,000	275,190	(a,g	)
Deutsche Bank AG
2.70%	07/13/20	1,107,000	1,089,675	(a	)
3.30%	11/16/22	875,000	861,228	(a	)
3.70%	05/30/24	357,000	345,244	(a	)
Deutsche Telekom AG
3.63%	01/21/50	657,000	645,890	(g	)
Deutsche Telekom International Finance BV
2.49%	09/19/23	758,000	750,708	(a,g	)
Devon Energy Corp.
5.00%	06/15/45	269,000	172,289	(a	)
DH Europe Finance II Sarl
2.60%	11/15/29	694,000	690,315	(a	)
3.25%	11/15/39	396,000	380,112	(a	)
3.40%	11/15/49	197,000	194,666	(a	)
Diamondback Energy Inc.
2.88%	12/01/24	994,000	693,375
3.25%	12/01/26	695,000	492,950
3.50%	12/01/29	595,000	408,819
5.38%	05/31/25	2,385,000	1,764,805
Digital Realty Trust LP
3.60%	07/01/29	1,300,000	1,278,784	(a	)
Discover Bank
2.70%	02/06/30	535,000	467,344
3.10%	06/04/20	1,598,000	1,594,053	(a	)
Discovery Communications LLC
2.95%	03/20/23	2,030,000	2,022,063	(a	)
3.95%	03/20/28	581,000	570,833	(a	)
4.95%	05/15/42	206,000	198,631	(a	)
5.00%	09/20/37	269,000	269,151	(a	)
Dollar Tree Inc.
4.00%	05/15/25	671,000	689,439	(a	)
Dominion Energy Inc.
3.07%	08/15/24	730,000	724,686	(a,h	)
3.38%	04/01/30	1,195,000	1,182,990
Dover Corp.
2.95%	11/04/29	818,000	857,256	(a	)
DTE Energy Co.
2.85%	10/01/26	384,000	377,844	(a	)
3.85%	12/01/23	419,000	432,756	(a	)
Duke Energy Carolinas LLC
3.95%	03/15/48	474,000	536,288	(a	)
Duke Energy Corp.
1.80%	09/01/21	1,050,000	1,042,576	(a	)
3.55%	09/15/21	638,000	644,654	(a	)
3.75%	09/01/46	324,000	324,075	(a	)
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%	12/31/99	1,202,000	1,028,948	(a,b	)

		Principal Amount	Fair Value
Duke Energy Progress LLC
4.15%	12/01/44	$451,000	$492,862	(a	)
Duke Realty LP
3.05%	03/01/50	360,000	286,103
3.25%	06/30/26	473,000	472,972	(a	)
3.38%	12/15/27	370,000	371,539	(a	)
DuPont de Nemours Inc.
5.32%	11/15/38	298,000	334,147	(a	)
5.42%	11/15/48	298,000	344,324	(a	)
Duquesne Light Holdings Inc.
3.62%	08/01/27	1,252,000	1,221,451	(a,g	)
Eastman Chemical Co.
3.50%	12/01/21	833,000	844,320	(a	)
3.60%	08/15/22	326,000	343,849	(a	)
4.50%	01/15/21	1,753,000	1,770,372	(a	)
4.65%	10/15/44	809,000	871,528
Eaton Corp.
3.10%	09/15/27	502,000	504,871	(a	)
Edison International
2.40%	09/15/22	2,381,000	2,295,903	(a	)
4.95%	04/15/25	1,360,000	1,356,858
5.75%	06/15/27	240,000	249,413	(a	)
Eli Lilly & Co.
3.95%	03/15/49	732,000	920,907	(a	)
Emera US Finance LP
4.75%	06/15/46	166,000	154,886	(a	)
Enbridge Energy Partners LP
5.50%	09/15/40	112,000	108,352	(a	)
Enel Finance International N.V.
3.63%	05/25/27	1,011,000	1,020,888	(a,g	)
Energy Transfer Operating LP
4.25%	03/15/23	784,000	705,467	(a	)
4.50%	04/15/24	624,000	561,513	(a	)
4.95%	06/15/28	267,000	224,918	(a	)
6.13%	12/15/45	215,000	184,369	(a	)
6.50%	02/01/42	623,000	548,421	(a	)
Energy Transfer Operating LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%	12/31/99	2,488,000	1,515,615	(b	)
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	398,000	359,374	(a	)
Entergy Louisiana LLC
3.05%	06/01/31	620,000	622,883	(a	)
4.00%	03/15/33	320,000	354,630	(a	)
Enterprise Products Operating LLC
4.25%	02/15/48	1,168,000	1,109,261	(a	)
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%	08/16/77	378,000	260,159	(a,b	)
EOG Resources Inc.
4.15%	01/15/26	413,000	425,968	(a	)
5.10%	01/15/36	332,000	326,608	(a	)
EPR Properties
4.95%	04/15/28	479,000	435,057	(a	)
Equinor ASA
3.25%	11/18/49	435,000	432,768	(a	)
ERP Operating LP
4.50%	07/01/44	276,000	306,630	(a	)
Essex Portfolio LP
2.65%	03/15/32	445,000	402,173
Eversource Energy
3.45%	01/15/50	1,593,000	1,462,565
Exelon Corp.
3.50%	06/01/22	647,000	628,166	(a	)
4.05%	04/15/30	1,221,000	1,245,860
4.45%	04/15/46	761,000	756,267	(a	)
4.70%	04/15/50	814,000	855,017
FedEx Corp.
4.10%	02/01/45	968,000	864,579	(a	)
FirstEnergy Corp.
3.90%	07/15/27	237,000	240,749	(a	)

GE RSP Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
FirstEnergy Transmission LLC
4.55%	04/01/49	$741,000	$740,429	(a,g	)
Fiserv Inc.
3.50%	07/01/29	543,000	562,934	(a	)
4.40%	07/01/49	324,000	342,154	(a	)
Florida Power & Light Co.
2.85%	04/01/25	1,465,000	1,529,064
4.13%	02/01/42	447,000	507,501	(a	)
Ford Motor Co.
4.35%	12/08/26	525,000	410,177	(a	)
Ford Motor Credit Company LLC
3.10%	05/04/23	1,436,000	1,278,040	(a	)
3.22%	01/09/22	354,000	330,459	(a	)
3.34%	03/18/21 - 03/28/22	1,955,000	1,853,436	(a	)
3.81%	01/09/24	945,000	854,705	(a	)
5.88%	08/02/21	2,613,000	2,560,426
General Dynamics Corp.
3.25%	04/01/25	410,000	435,969
4.25%	04/01/50	620,000	777,127
General Mills Inc.
2.88%	04/15/30	455,000	454,090
3.70%	10/17/23	671,000	698,243	(a	)
4.55%	04/17/38	353,000	388,219	(a	)
4.70%	04/17/48	134,000	152,516	(a	)
General Motors Co.
5.20%	04/01/45	118,000	90,390	(a	)
5.40%	04/01/48	291,000	205,184	(a	)
General Motors Financial Company Inc.
3.45%	01/14/22 - 04/10/22	2,754,000	2,564,957	(a	)
3.55%	04/09/21	1,834,000	1,754,569	(a	)
4.20%	11/06/21	3,039,000	2,852,588	(a	)
5.25%	03/01/26	503,000	442,987	(a	)
Georgia-Pacific LLC
3.60%	03/01/25	2,599,000	2,744,934	(a,g	)
Gilead Sciences Inc.
2.95%	03/01/27	135,000	139,454	(a	)
3.50%	02/01/25	355,000	379,921	(a	)
3.65%	03/01/26	356,000	384,366	(a	)
4.15%	03/01/47	630,000	768,392	(a	)
4.80%	04/01/44	265,000	339,089	(a	)
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	785,000	825,310	(a	)
3.63%	05/15/25	742,000	803,898	(a	)
GlaxoSmithKline Capital PLC
3.38%	06/01/29	925,000	994,948	(a	)
Glencore Finance Canada Ltd.
4.95%	11/15/21	625,000	617,363	(a,g	)
Grupo Televisa SAB
5.00%	05/13/45	382,000	378,982	(a	)
Halliburton Co.
3.80%	11/15/25	29,000	27,197	(a	)
5.00%	11/15/45	360,000	278,028	(a	)
HCA Inc.
4.13%	06/15/29	429,000	428,537	(a	)
Hess Corp.
5.60%	02/15/41	173,000	118,733	(a	)
5.80%	04/01/47	109,000	73,338	(a	)
Hewlett Packard Enterprise Co.
6.35%	10/15/45	191,000	228,381	(a	)
Highwoods Realty LP
4.13%	03/15/28	490,000	506,802	(a	)
4.20%	04/15/29	1,190,000	1,252,285	(a	)
Honeywell International Inc.
2.70%	08/15/29	929,000	935,540	(a	)
HSBC Holdings PLC
4.25%	03/14/24	625,000	649,650	(a	)
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%	09/12/26	2,006,000	2,078,818	(a,b	)
HSBC Holdings PLC (6.00% fixed rate until 05/22/27; 3.75% + USD 5 year Mid-Market Swap Rate thereafter)
6.00%	12/31/99	1,018,000	954,528	(a,b	)

		Principal Amount	Fair Value
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter)
6.50%	12/31/99	$1,302,000	$1,218,060	(a,b	)
Huntington Bancshares Inc.
2.55%	02/04/30	1,622,000	1,472,046
Hyundai Capital America
3.10%	04/05/22	546,000	533,857	(a,g	)
Imperial Brands Finance PLC
3.13%	07/26/24	844,000	798,643	(a,g	)
3.50%	07/26/26	388,000	367,071	(a,g	)
ING Groep N.V.
4.10%	10/02/23	2,509,000	2,571,876
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	604,000	601,052	(a	)
3.80%	03/21/29	1,113,000	1,143,986	(a	)
Intel Corp.
2.45%	11/15/29	2,384,000	2,417,090	(a	)
2.60%	05/19/26	838,000	858,699	(a	)
2.88%	05/11/24	475,000	490,936	(a	)
3.10%	02/15/60	1,155,000	1,202,205
International Business Machines Corp.
3.45%	02/19/26	807,000	861,690	(a	)
4.15%	05/15/39	727,000	822,070	(a	)
4.25%	05/15/49	727,000	853,265	(a	)
International Paper Co.
4.40%	08/15/47	598,000	596,864	(a	)
Interstate Power & Light Co.
3.40%	08/15/25	2,263,000	2,382,464	(a	)
Jabil Inc.
3.95%	01/12/28	630,000	596,270	(a	)
Jefferies Group LLC
5.13%	01/20/23	474,000	482,319	(a	)
John Deere Capital Corp.
2.45%	01/09/30	1,987,000	2,016,984
Johnson & Johnson
3.63%	03/03/37	407,000	475,368	(a	)
Johnson Controls International PLC
4.50%	02/15/47	260,000	277,633	(a	)
JPMorgan Chase & Co.
3.30%	04/01/26	1,361,000	1,419,006	(a	)
3.63%	12/01/27	345,000	363,268	(a	)
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%	01/23/29	394,000	409,145	(a,b	)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	875,000	976,176	(a,b	)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	888,000	1,020,445	(a,b	)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	1,461,000	1,569,728	(a,b	)
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%	04/23/29	601,000	646,808	(a,b	)
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%	07/24/48	585,000	649,929	(a,b	)
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%	12/31/99	1,627,000	1,432,492	(b	)
JPMorgan Chase & Co. (5.24% fixed rate until 4/30/20; 3.47% + 3 month USD LIBOR thereafter)
5.24%	12/29/49	562,000	503,743	(a,b	)
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%	10/29/49	1,384,000	1,355,268	(a,b	)
Kaiser Foundation Hospitals
3.27%	11/01/49	846,000	846,296	(a	)
Keurig Dr Pepper Inc.
4.50%	11/15/45	353,000	373,951	(a	)

GE RSP Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
4.60%	05/25/28	$177,000	$193,732	(a	)
KeyCorp
2.25%	04/06/27	2,428,000	2,259,448
Kinder Morgan Energy Partners LP
3.50%	03/01/21	1,951,000	1,927,978	(a	)
4.70%	11/01/42	148,000	139,431	(a	)
5.00%	03/01/43	318,000	291,899	(a	)
5.30%	09/15/20	682,000	680,691	(a	)
6.38%	03/01/41	269,000	226,592	(a	)
Kinder Morgan Inc.
5.05%	02/15/46	251,000	239,976	(a	)
KLA Corp.
3.30%	03/01/50	810,000	764,616
4.65%	11/01/24	791,000	836,910	(a	)
Kraft Heinz Foods Co.
2.80%	07/02/20	134,000	134,354	(a	)
Kreditanstalt fuer Wiederaufbau
2.00%	10/04/22	1,948,000	2,017,933	(a	)
L3Harris Technologies Inc.
3.85%	12/15/26	656,000	689,128	(a,g	)
Lam Research Corp.
4.00%	03/15/29	1,100,000	1,216,479	(a	)
Las Vegas Sands Corp.
3.50%	08/18/26	594,000	544,235	(a	)
Lear Corp.
4.25%	05/15/29	947,000	830,481	(a	)
5.25%	05/15/49	417,000	361,193	(a	)
Lincoln National Corp.
3.63%	12/12/26	311,000	313,012	(a	)
4.35%	03/01/48	441,000	408,300	(a	)
Lloyds Banking Group PLC
3.75%	01/11/27	574,000	582,030	(a	)
Lloyds Banking Group PLC (2.44% fixed rate until 02/05/25; 1.00% + 1 year CMT Rate thereafter)
2.44%	02/05/26	800,000	755,488	(b	)
Lloyds Banking Group PLC (2.91% fixed rate until 11/07/22; 0.81% + 3 month USD LIBOR thereafter)
2.91%	11/07/23	982,000	963,489	(a,b	)
Lockheed Martin Corp.
3.55%	01/15/26	458,000	490,894	(a	)
3.80%	03/01/45	231,000	256,359	(a	)
4.50%	05/15/36	742,000	849,226	(a	)
Lowe’s Companies Inc.
3.70%	04/15/46	296,000	286,466	(a	)
4.00%	04/15/25	610,000	652,975
4.05%	05/03/47	343,000	351,057	(a	)
4.55%	04/05/49	482,000	530,446	(a	)
5.13%	04/15/50	405,000	495,833
LYB International Finance BV
4.88%	03/15/44	195,000	209,216	(a	)
LYB International Finance II BV
3.50%	03/02/27	188,000	182,603	(a	)
Marathon Oil Corp.
3.85%	06/01/25	249,000	177,609	(a	)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	536,000	561,605	(a	)
4.90%	03/15/49	597,000	731,068	(a	)
Masco Corp.
3.50%	11/15/27	237,000	220,564	(a	)
Mastercard Inc.
3.30%	03/26/27	695,000	759,600
3.85%	03/26/50	270,000	332,138
McDonald’s Corp.
3.30%	07/01/25	875,000	911,610
3.60%	07/01/30	1,628,000	1,718,777
3.63%	09/01/49	495,000	498,178	(a	)
3.70%	01/30/26	246,000	259,528	(a	)
3.80%	04/01/28	665,000	703,058	(a	)
4.20%	04/01/50	1,015,000	1,136,790
4.88%	12/09/45	250,000	291,168	(a	)
McKesson Corp.
3.65%	11/30/20	3,313,000	3,338,543	(a	)

		Principal Amount	Fair Value
Medtronic Inc.
4.63%	03/15/45	$91,000	$121,305	(a	)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	884,000	1,017,917	(a	)
Merck & Company Inc.
2.75%	02/10/25	925,000	975,727	(a	)
4.00%	03/07/49	276,000	345,842	(a	)
MetLife Inc.
4.05%	03/01/45	164,000	173,553	(a	)
4.72%	12/15/44	467,000	522,101	(a	)
Microsoft Corp.
2.40%	08/08/26	578,000	613,599	(a	)
3.45%	08/08/36	349,000	389,833	(a	)
3.50%	02/12/35	461,000	541,527	(a	)
3.70%	08/08/46	1,651,000	1,977,139	(a	)
3.95%	08/08/56	593,000	739,578	(a	)
4.10%	02/06/37	180,000	217,253	(a	)
4.50%	02/06/57	211,000	290,986	(a	)
Mitsubishi UFJ Financial Group Inc.
2.80%	07/18/24	2,310,000	2,319,725	(a	)
Mizuho Financial Group Inc. (3.92% fixed rate until 09/11/23; 1.00% + 3 month USD LIBOR thereafter)
3.92%	09/11/24	1,310,000	1,358,850	(a,b	)
Molson Coors Beverage Co.
2.10%	07/15/21	790,000	775,859	(a	)
4.20%	07/15/46	264,000	238,313	(a	)
Morgan Stanley
2.75%	05/19/22	1,804,000	1,814,301	(a	)
3.63%	01/20/27	576,000	616,113	(a	)
3.95%	04/23/27	1,148,000	1,180,270	(a	)
4.35%	09/08/26	1,634,000	1,773,266	(a	)
4.38%	01/22/47	612,000	744,712	(a	)
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%	07/22/25	2,626,000	2,638,605	(a,b	)
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%	04/01/31	1,015,000	1,066,988	(b	)
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%	07/22/38	546,000	581,976	(a,b	)
MPLX LP
3.38%	03/15/23	385,000	350,473	(a	)
5.20%	12/01/47	291,000	233,437	(a,g	)
5.25%	01/15/25	5,203,000	4,821,828	(a,g	)
6.25%	10/15/22	1,533,000	1,407,309	(a,g	)
MPLX LP 1.10% + 3 month USD LIBOR
2.10%	09/09/22	1,542,000	1,470,343	(a,b	)
Mylan Inc.
5.20%	04/15/48	372,000	370,386	(a	)
Mylan N.V.
3.15%	06/15/21	501,000	494,717	(a	)
3.95%	06/15/26	162,000	164,547	(a	)
National Oilwell Varco Inc.
3.60%	12/01/29	1,217,000	915,525	(a	)
National Retail Properties Inc.
4.00%	11/15/25	599,000	621,151	(a	)
Newfield Exploration Co.
5.63%	07/01/24	4,004,000	1,993,952	(a	)
Newmont Corp.
2.25%	10/01/30	1,010,000	940,956
4.88%	03/15/42	470,000	552,753	(a	)
Nexen Inc.
6.40%	05/15/37	540,000	729,913	(a	)
NextEra Energy Capital Holdings Inc.
3.25%	04/01/26	1,111,000	1,137,353	(a	)
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%	05/01/79	741,000	686,470	(a,b	)
NIKE Inc.
2.40%	03/27/25	2,035,000	2,121,874
2.85%	03/27/30	1,015,000	1,075,271
3.38%	03/27/50	810,000	889,323

GE RSP Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
Nippon Life Insurance Co. (3.40% fixed rate until 01/23/30; 2.61% + 5 year CMT Rate thereafter)
3.40%	01/23/50	$1,000,000	$966,310	(b,g	)
NiSource Inc.
3.95%	03/30/48	243,000	248,392
Noble Energy Inc.
3.85%	01/15/28	1,477,000	1,044,948	(a	)
3.90%	11/15/24	363,000	292,545	(a	)
4.20%	10/15/49	407,000	219,967	(a	)
5.05%	11/15/44	157,000	92,154	(a	)
Nomura Holdings Inc.
2.65%	01/16/25	820,000	801,796
3.10%	01/16/30	792,000	745,787
Nordstrom Inc.
4.38%	04/01/30	431,000	346,106	(a	)
5.00%	01/15/44	29,000	20,256	(a	)
Norfolk Southern Corp.
3.95%	10/01/42	512,000	548,669	(a	)
Northrop Grumman Corp.
2.55%	10/15/22	378,000	377,751	(a	)
3.85%	04/15/45	129,000	140,940	(a	)
4.03%	10/15/47	139,000	158,856	(a	)
Novartis Capital Corp.
2.20%	08/14/30	1,215,000	1,242,811
3.00%	11/20/25	79,000	84,801	(a	)
Nucor Corp.
3.95%	05/01/28	709,000	720,316	(a	)
Nutrien Ltd.
4.00%	12/15/26	284,000	291,458	(a	)
4.90%	06/01/43	507,000	568,631	(a	)
NVIDIA Corp.
2.85%	04/01/30	410,000	429,483
3.50%	04/01/50	975,000	1,069,117
NXP BV/NXP Funding LLC
4.13%	06/01/21	2,627,000	2,651,562	(a,g	)
Occidental Petroleum Corp.
2.70%	08/15/22	994,000	709,646	(a	)
2.90%	08/15/24	481,000	264,430	(a	)
4.85%	03/15/21	86,000	72,073	(a	)
Olahoma G & E Co.
3.25%	04/01/30	680,000	683,461
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	637,000	647,109	(a	)
Oncor Electric Delivery Company LLC
3.80%	09/30/47	214,000	224,184	(a	)
ONEOK Inc.
4.35%	03/15/29	757,000	618,022
5.20%	07/15/48	994,000	789,693
Oracle Corp.
2.40%	09/15/23	339,000	345,349	(a	)
2.50%	04/01/25	1,221,000	1,238,778	(d	)
2.65%	07/15/26	847,000	861,958	(a	)
2.95%	04/01/30	1,221,000	1,231,598
3.60%	04/01/50	814,000	812,706
3.80%	11/15/37	257,000	263,507	(a	)
4.00%	07/15/46 - 11/15/47	1,219,000	1,310,418	(a	)
4.13%	05/15/45	234,000	256,246	(a	)
Otis Worldwide Corp.
2.06%	04/05/25	1,005,000	981,784	(g	)
2.57%	02/15/30	500,000	484,225	(g	)
3.36%	02/15/50	475,000	460,769	(g	)
Owens Corning
4.40%	01/30/48	352,000	304,008	(a	)
PacifiCorp
6.25%	10/15/37	1,156,000	1,481,079	(a	)
Parker-Hannifin Corp.
3.25%	06/14/29	730,000	741,636	(a	)
PayPal Holdings Inc.
2.65%	10/01/26	1,072,000	1,048,609	(a	)
PepsiCo Inc.
2.63%	07/29/29	1,049,000	1,094,621	(a	)
3.45%	10/06/46	269,000	302,948	(a	)

		Principal Amount	Fair Value
Perrigo Finance Unlimited Co.
3.50%	03/15/21	$2,758,000	$2,756,456	(a	)
4.38%	03/15/26	983,000	1,001,775	(a	)
Petroleos Mexicanos
5.35%	02/12/28	434,000	299,143	(a	)
5.63%	01/23/46	293,000	178,329	(a	)
6.35%	02/12/48	471,000	293,720	(a	)
6.49%	01/23/27	490,000	361,066	(a,g	)
6.50%	03/13/27	1,170,000	866,338	(a	)
7.69%	01/23/50	879,000	597,386	(a,g	)
Pfizer Inc.
2.63%	04/01/30	810,000	852,104
3.45%	03/15/29	403,000	443,634	(a	)
3.60%	09/15/28	929,000	1,017,227	(a	)
3.90%	03/15/39	457,000	529,215	(a	)
4.13%	12/15/46	314,000	384,584	(a	)
4.40%	05/15/44	186,000	234,442	(a	)
Philip Morris International Inc.
3.38%	08/15/29	601,000	632,727	(a	)
4.13%	03/04/43	234,000	247,984	(a	)
Phillips 66 Partners LP
3.75%	03/01/28	301,000	277,417	(a	)
4.68%	02/15/45	420,000	343,531	(a	)
Plains All American Pipeline LP/PAA Finance Corp.
3.55%	12/15/29	2,003,000	1,418,304	(a	)
3.65%	06/01/22	1,147,000	1,051,661	(a	)
PPL Capital Funding Inc.
3.10%	05/15/26	707,000	700,093	(a	)
Precision Castparts Corp.
4.38%	06/15/45	473,000	525,602	(a	)
Prologis LP
4.38%	02/01/29	727,000	786,738
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	956,000	818,365	(a,b	)
Public Service Company of Colorado
3.70%	06/15/28	869,000	924,442	(a	)
Public Service Electric & Gas Co.
2.38%	05/15/23	1,299,000	1,291,479	(a	)
QUALCOMM Inc.
2.90%	05/20/24	46,000	47,590	(a	)
3.00%	05/20/22	308,000	313,997	(a	)
3.25%	05/20/27	57,000	59,960	(a	)
4.30%	05/20/47	140,000	170,675	(a	)
Quest Diagnostics Inc.
2.95%	06/30/30	288,000	281,644
Realty Income Corp.
3.00%	01/15/27	234,000	222,534	(a	)
Reynolds American Inc.
4.45%	06/12/25	41,000	41,905	(a	)
Rio Tinto Finance USA PLC
4.13%	08/21/42	304,000	357,990	(a	)
Rockwell Automation Inc.
4.20%	03/01/49	563,000	638,200	(a	)
Rockwell Collins Inc.
3.50%	03/15/27	633,000	653,541	(a	)
Rogers Communications Inc.
5.00%	03/15/44	215,000	255,214	(a	)
Roper Technologies Inc.
2.95%	09/15/29	854,000	846,323	(a	)
Royal Bank of Scotland Group PLC (3.75% fixed rate until 11/01/24; 2.10% + 5 year CMT Rate thereafter)
3.75%	11/01/29	575,000	530,817	(a,b	)
Royal Bank of Scotland Group PLC (4.52% fixed rate until 06/25/23; 1.55% + 3 month USD LIBOR thereafter)
4.52%	06/25/24	953,000	969,334	(a,b	)
RPM International Inc.
3.75%	03/15/27	449,000	425,971	(a	)
Ryder System Inc.
2.90%	12/01/26	2,081,000	2,037,798	(a	)
Sabine Pass Liquefaction LLC
4.20%	03/15/28	405,000	346,802	(a	)

GE RSP Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
5.00%	03/15/27	$239,000	$210,707	(a	)
5.88%	06/30/26	1,212,000	1,101,029
Santander Holdings USA Inc.
3.70%	03/28/22	1,778,000	1,756,824	(a	)
4.40%	07/13/27	418,000	399,449	(a	)
Santander UK Group Holdings PLC
4.75%	09/15/25	1,003,000	1,002,639	(a,g	)
Saudi Arabian Oil Co.
3.50%	04/16/29	1,243,000	1,223,721	(a,g	)
4.38%	04/16/49	256,000	255,104	(a,g	)
Schlumberger Holdings Corp.
3.90%	05/17/28	922,000	857,700	(a,g	)
Selective Insurance Group Inc.
5.38%	03/01/49	341,000	371,953	(a	)
Sempra Energy
3.80%	02/01/38	311,000	295,926	(a	)
4.00%	02/01/48	337,000	338,338	(a	)
Shell International Finance BV
2.38%	08/21/22	1,083,000	1,088,318	(a	)
3.13%	11/07/49	1,588,000	1,577,011	(a	)
3.75%	09/12/46	237,000	254,993	(a	)
4.13%	05/11/35	331,000	379,700	(a	)
Shire Acquisitions Investments Ireland DAC
2.40%	09/23/21	755,000	748,432	(a	)
2.88%	09/23/23	573,000	578,902	(a	)
3.20%	09/23/26	224,000	227,956	(a	)
Simon Property Group LP
3.38%	06/15/27	564,000	547,982	(a	)
Southern California Edison Co.
2.40%	02/01/22	908,000	891,865	(a	)
2.90%	03/01/21	1,346,000	1,341,424	(a	)
4.00%	04/01/47	1,466,000	1,535,210	(a	)
4.20%	03/01/29	1,113,000	1,185,846	(a	)
Southern Company Gas Capital Corp.
3.95%	10/01/46	797,000	711,386
4.40%	05/30/47	126,000	130,817	(a	)
Southern Copper Corp.
5.88%	04/23/45	525,000	555,245	(a	)
Southwest Airlines Co.
2.63%	02/10/30	1,213,000	1,016,809
Southwestern Electric Power Co.
2.75%	10/01/26	634,000	602,027	(a	)
Spectra Energy Partners LP
3.38%	10/15/26	170,000	157,102	(a	)
4.50%	03/15/45	127,000	115,703	(a	)
Spirit Realty LP
4.00%	07/15/29	949,000	894,879	(a	)
Standard Chartered PLC (2.82% fixed rate until 01/30/25; 1.21% + 3 month USD LIBOR thereafter)
2.82%	01/30/26	1,510,000	1,416,606	(b,g	)
Starbucks Corp.
4.00%	11/15/28	489,000	522,824	(a	)
Steel Dynamics Inc.
3.45%	04/15/30	612,000	553,511
4.13%	09/15/25	3,470,000	3,210,166	(a	)
Sumitomo Mitsui Financial Group Inc.
2.35%	01/15/25	3,952,000	3,908,449
2.78%	07/12/22	1,465,000	1,474,728	(a	)
Suncor Energy Inc.
4.00%	11/15/47	186,000	171,879	(a	)
Sunoco Logistics Partners Operations LP
5.30%	04/01/44	525,000	362,334	(a	)
Syngenta Finance N.V.
3.70%	04/24/20	1,865,000	1,867,667	(a,g	)
3.93%	04/23/21	2,625,000	2,472,487	(a,g	)
4.44%	04/24/23	1,063,000	1,002,909	(a,g	)
5.18%	04/24/28	663,000	564,830	(a,g	)
Sysco Corp.
3.25%	07/15/27	478,000	436,290	(a	)
5.65%	04/01/25	455,000	475,266	(d	)
5.95%	04/01/30	240,000	253,193	(d	)
6.60%	04/01/50	200,000	214,916	(d	)

		Principal Amount	Fair Value
Takeda Pharmaceutical Company Ltd.
4.00%	11/26/21	$2,490,000	$2,530,313
Tampa Electric Co.
4.35%	05/15/44	960,000	1,045,334	(a	)
Target Corp.
2.25%	04/15/25	1,221,000	1,248,021
2.50%	04/15/26	502,000	515,705	(a	)
2.65%	09/15/30	240,000	250,255
Teck Resources Ltd.
5.40%	02/01/43	490,000	384,219	(a	)
Telefonica Emisiones S.A.
4.10%	03/08/27	813,000	837,813	(a	)
Texas Instruments Inc.
3.88%	03/15/39	629,000	719,469	(a	)
The Allstate Corp.
4.20%	12/15/46	292,000	337,575	(a	)
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	1,069,000	950,245	(a,b	)
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%	12/29/49	1,038,000	916,440	(a,b	)
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%	12/31/99	1,036,000	816,772	(a,b	)
The Boeing Co.
2.70%	02/01/27	1,519,000	1,390,082	(a	)
2.95%	02/01/30	493,000	455,685	(a	)
3.25%	03/01/28	249,000	235,168	(a	)
3.55%	03/01/38	335,000	293,835	(a	)
3.75%	02/01/50	437,000	398,465	(a	)
The Cleveland Electric Illuminating Co.
4.55%	11/15/30	1,964,000	2,075,123	(a,g	)
The Dow Chemical Co.
4.25%	10/01/34	551,000	527,814	(a	)
5.55%	11/30/48	447,000	507,349
The Estee Lauder Companies Inc.
2.38%	12/01/29	630,000	610,653	(a	)
3.13%	12/01/49	500,000	483,965	(a	)
The George Washington University
4.13%	09/15/48	905,000	985,518	(a	)
The Goldman Sachs Group Inc.
2.60%	02/07/30	735,000	691,554
3.50%	04/01/25	710,000	729,127
3.50%	11/16/26	1,654,000	1,697,004	(a	)
3.85%	01/26/27	713,000	728,928	(a	)
4.25%	10/21/25	818,000	848,315	(a	)
5.15%	05/22/45	320,000	359,539	(a	)
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	1,118,000	1,120,940	(a,b	)
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%	06/05/23	1,208,000	1,211,068	(a,b	)
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%	04/23/29	470,000	485,590	(a,b	)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	490,000	503,651	(a,b	)
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%	05/01/29	780,000	822,986	(a,b	)
The Hartford Financial Services Group Inc.
2.80%	08/19/29	1,760,000	1,713,659	(a	)
The Hartford Financial Services Group Inc. (3.82% fixed rate until 05/01/20; 2.13% + 3 month USD LIBOR)
3.82%	02/12/67	1,075,000	697,965	(a,b,g	)
The Home Depot Inc.
2.70%	04/15/30	875,000	892,859
3.35%	04/15/50	1,628,000	1,713,779
3.50%	09/15/56	446,000	457,034	(a	)

GE RSP Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
3.90%	12/06/28 - 06/15/47	$923,000	$1,026,187	(a	)
4.50%	12/06/48	364,000	442,788	(a	)
The Interpublic Group of Companies Inc.
3.75%	10/01/21	1,454,000	1,469,063	(a	)
The Kroger Co.
2.95%	11/01/21	1,341,000	1,354,021	(a	)
4.65%	01/15/48	310,000	342,234	(a	)
The Mosaic Co.
5.63%	11/15/43	130,000	116,302	(a	)
The Procter & Gamble Co.
2.45%	03/25/25	826,000	870,100
3.60%	03/25/50	345,000	428,383
The Sherwin-Williams Co.
2.75%	06/01/22	17,000	17,035	(a	)
3.45%	06/01/27	7,000	7,067	(a	)
4.50%	06/01/47	116,000	126,860	(a	)
The Southern Co.
3.25%	07/01/26	290,000	287,361	(a	)
4.40%	07/01/46	115,000	119,631	(a	)
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%	09/15/31	1,101,000	1,094,735	(a,b	)
The Walt Disney Co.
3.38%	11/15/26	179,000	187,257
4.00%	10/01/23	1,898,000	2,028,108
4.75%	11/15/46	119,000	150,942
6.65%	11/15/37	795,000	1,118,955
The Williams Companies Inc.
3.75%	06/15/27	195,000	180,829
4.85%	03/01/48	405,000	378,521
5.40%	03/04/44	135,000	121,574	(a	)
Thermo Fisher Scientific Inc.
4.13%	03/25/25	275,000	295,930
4.50%	03/25/30	275,000	310,384
Time Warner Cable LLC
4.50%	09/15/42	118,000	112,443	(a	)
6.55%	05/01/37	360,000	425,326	(a	)
TJX Companies Inc.
3.50%	04/15/25	870,000	891,863
3.88%	04/15/30	680,000	703,963
4.50%	04/15/50	450,000	485,762
Total Capital International S.A.
3.46%	02/19/29	1,569,000	1,663,203	(a	)
TransCanada PipeLines Ltd.
4.25%	05/15/28	1,128,000	1,146,714	(a	)
4.88%	01/15/26	201,000	217,850	(a	)
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	530,000	486,323	(a	)
Trinity Health Corp.
3.43%	12/01/48	325,000	340,210
Truist Bank (3.50% fixed rate until 08/02/21; 0.59% + 3 month USD LIBOR thereafter)
3.50%	08/02/22	811,000	834,114	(a,b	)
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%	12/31/99	2,197,000	1,821,115	(b	)
TWDC Enterprises 18 Corp.
4.13%	06/01/44	261,000	286,933
Tyco Electronics Group S.A.
3.13%	08/15/27	539,000	569,157	(a	)
Tyson Foods Inc.
4.00%	03/01/26	1,569,000	1,659,924	(a	)
4.55%	06/02/47	149,000	166,007	(a	)
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%	12/29/49	1,379,000	1,291,751	(b	)
UBS Group AG (2.86% fixed rate until 08/15/22; 0.95% + 3 month USD LIBOR thereafter)
2.86%	08/15/23	890,000	881,349	(a,b,g	)
UBS Group AG (3.13% fixed rate until 08/13/29; 1.47% + 3 month USD LIBOR thereafter)
3.13%	08/13/30	1,291,000	1,257,382	(a,b,g	)

		Principal Amount	Fair Value
UDR Inc.
3.00%	08/15/31	$655,000	$618,667	(a	)
Union Pacific Corp.
3.50%	06/08/23	871,000	901,851	(a	)
3.60%	09/15/37	171,000	177,108	(a	)
4.10%	09/15/67	303,000	312,420	(a	)
4.30%	03/01/49	438,000	496,066	(a	)
United Technologies Corp.
3.13%	05/04/27	1,226,000	1,249,797	(a	)
3.65%	08/16/23	108,000	113,923	(a	)
3.95%	08/16/25	370,000	403,119	(a	)
4.13%	11/16/28	151,000	165,608	(a	)
4.15%	05/15/45	496,000	537,307	(a	)
4.45%	11/16/38	391,000	438,772	(a	)
4.50%	06/01/42	345,000	393,786	(a	)
UnitedHealth Group Inc.
4.45%	12/15/48	879,000	1,058,202	(a	)
4.75%	07/15/45	760,000	973,545	(a	)
Vale S.A.
5.63%	09/11/42	235,000	235,820
Valero Energy Corp.
4.00%	04/01/29	1,080,000	1,004,292
Ventas Realty LP
3.25%	10/15/26	611,000	578,495
Verizon Communications Inc.
4.33%	09/21/28	664,000	752,697
4.40%	11/01/34	1,278,000	1,479,771
4.52%	09/15/48	496,000	625,957
4.67%	03/15/55	413,000	525,134
4.86%	08/21/46	1,670,000	2,174,958
5.25%	03/16/37	401,000	510,036
ViacomCBS Inc.
2.90%	01/15/27	301,000	269,850	(a	)
3.45%	10/04/26	387,000	361,617
3.70%	06/01/28	370,000	334,783	(a	)
4.38%	03/15/43	459,000	401,083
5.25%	04/01/44	134,000	127,422
Virginia Electric & Power Co.
4.00%	11/15/46	813,000	893,463
Visa Inc.
1.90%	04/15/27	3,256,000	3,246,818
2.05%	04/15/30	775,000	773,876
2.70%	04/15/40	435,000	431,798
4.30%	12/14/45	358,000	447,822
Vistra Operations Company LLC
3.55%	07/15/24	2,041,000	1,920,112	(g	)
Vodafone Group PLC
4.38%	05/30/28	562,000	592,134
5.25%	05/30/48	295,000	349,997
Volkswagen Group of America Finance LLC
4.00%	11/12/21	2,118,000	2,091,419	(g	)
Vornado Realty LP
3.50%	01/15/25	373,000	357,823
Vulcan Materials Co.
3.90%	04/01/27	245,000	245,855
Walmart Inc.
3.63%	12/15/47	373,000	436,436
3.70%	06/26/28	777,000	872,012
3.95%	06/28/38	362,000	427,859
4.05%	06/29/48	491,000	611,334
WEC Energy Group Inc.
3.55%	06/15/25	547,000	554,089
Wells Fargo & Co.
4.15%	01/24/29	1,510,000	1,645,236
4.75%	12/07/46	1,699,000	1,905,428
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%	06/17/27	1,542,000	1,586,841	(b	)
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%	12/29/49	782,000	794,512	(b	)
Western Midstream Operating LP

GE RSP Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

		Principal Amount	Fair Value
3.10%	02/01/25	$1,866,000	$951,585
5.38%	06/01/21	1,488,000	1,191,218
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%	02/04/30	1,625,000	1,560,861	(b	)
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%	07/24/34	910,000	874,373	(b	)
Weyerhaeuser Co.
4.00%	04/15/30	2,034,000	2,054,320
Willis North America Inc.
3.60%	05/15/24	599,000	609,752
WPP Finance 2010
3.75%	09/19/24	350,000	353,591
WRKCo Inc.
3.00%	09/15/24	507,000	490,538
Xcel Energy Inc.
3.40%	06/01/30	1,015,000	1,035,939	(d	)
Xilinx Inc.
2.95%	06/01/24	380,000	373,293
Zoetis Inc.
3.00%	09/12/27	237,000	240,574
3.90%	08/20/28	557,000	612,778
			631,763,189

Non-Agency Collateralized Mortgage Obligations – 3.0%
Banc of America Commercial Mortgage Trust 2016-UBS10
4.91%	07/15/49	2,522,000	2,474,806	(a,b	)
BANK 2019-BNK17
4.52%	04/15/52	1,053,000	901,674	(a,b	)
BX Commercial Mortgage Trust 2018-IND 0.75% + 1 month USD LIBOR
1.45%	11/15/35	2,775,268	2,619,302	(a,b,g	)
Cantor Commercial Real Estate Lending 2019-CF3
3.01%	01/15/53	4,022,000	4,079,695
CD 2019-CD8 Mortgage Trust
2.91%	08/15/57	7,323,000	7,581,603	(a	)
Citigroup Commercial Mortgage Trust 2016-P5
2.94%	10/10/49	3,484,742	3,591,274	(a	)
Citigroup Commercial Mortgage Trust 2016-P6
4.03%	12/10/49	2,942,926	2,964,634	(a,b	)
Citigroup Commercial Mortgage Trust 2018-C5
4.51%	06/10/51	2,218,000	2,257,889	(a,b	)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	1,375,000	1,437,709	(a,b,g	)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	1,940,000	2,022,525	(a,b	)
GS Mortgage Securities Trust 2012-GCJ9
1.94%	11/10/45	5,453,361	224,904	(a,b,c	)
GS Mortgage Securities Trust 2016-GS3
2.85%	10/10/49	2,912,000	2,998,720	(a	)
GS Mortgage Securities Trust 2017-GS8
3.47%	11/10/50	7,000,045	7,521,058	(a	)
GS Mortgage Securities Trust 2018-GS9
4.14%	03/10/51	2,609,000	2,698,069	(a,b	)
Impac CMB Trust 2004-5 0.72% + 1 month USD LIBOR
1.67%	10/25/34	368,179	312,555	(a,b	)
JP Morgan Chase Commercial Mortgage Securities Trust 2012-LC9
1.50%	12/15/47	4,659,963	146,045	(a,b,c	)
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.04%	07/15/45	1,010,000	1,040,716	(a,b	)
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.66%	11/15/48	2,174,000	2,079,583	(a,b	)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	9,499	333	(a,c	)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.88%	03/15/48	28,344,902	967,664	(a,b,c	)
Morgan Stanley Capital I Trust 2006-IQ11
6.06%	10/15/42	1,802,528	1,730,249	(a,b	)
UBS Commercial Mortgage Trust 2018-C12
4.79%	08/15/51	1,869,000	1,862,175	(a,b	)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.21%	02/15/48	22,359,559	1,033,208	(b,c	)

		Principal Amount	Fair Value
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35%	05/15/52	$1,505,000	$1,382,514
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	1,880,000	1,958,761
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	4,333,000	4,485,915	(b	)
			60,373,580

Sovereign Bonds – 1.0%
Government of Chile
2.55%	01/27/32	2,507,000	2,502,913
Government of Chile
3.63%	10/30/42	150,000	160,990	(a	)
3.86%	06/21/47	860,000	931,991	(a	)
Government of Colombia
2.63%	03/15/23	711,000	691,547
3.88%	04/25/27	1,185,000	1,166,929	(a	)
5.00%	06/15/45	1,271,000	1,300,360	(a	)
Government of Indonesia
3.50%	01/11/28	578,000	570,052	(a	)
4.35%	01/11/48	232,000	236,220	(a	)
Government of Mexico
3.60%	01/30/25	1,402,000	1,419,539	(a	)
4.00%	10/02/23	620,000	631,303	(a	)
4.60%	02/10/48	972,000	971,213	(a	)
4.75%	03/08/44	2,068,000	2,089,983	(a	)
Government of Panama
3.16%	01/23/30	1,217,000	1,218,412	(a	)
3.87%	07/23/60	826,000	829,122	(a	)
4.50%	05/15/47	530,000	577,578	(a	)
Government of Peru
5.63%	11/18/50	884,000	1,295,856	(a	)
Government of Philippines
3.95%	01/20/40	835,000	915,344	(a	)
Government of Qatar
3.38%	03/14/24	1,045,000	1,064,573	(a,g	)
4.82%	03/14/49	275,000	324,802	(a,g	)
Government of Uruguay
5.10%	06/18/50	884,133	1,006,170	(a	)
			19,904,897

Municipal Bonds and Notes – 0.4%
American Municipal Power Inc.
6.27%	02/15/50	1,080,000	1,441,681	(a	)
Port Authority of New York & New Jersey
4.46%	10/01/62	1,870,000	2,065,789	(a	)
State of California
4.60%	04/01/38	1,840,000	2,025,969	(a	)
State of Illinois
5.10%	06/01/33	745,000	739,509	(a	)
The University of Texas System
3.35%	08/15/47	1,025,000	1,096,330	(a	)
			7,369,278

FNMA (TBA) – 0.0% *
Lehman
5.50%	TBA	1,140,372	28,396	(a,i	)
Total Bonds and Notes (Cost $1,785,295,110)			1,847,293,000

		Number of Shares	Fair Value
Domestic Equity – 0.1%

Preferred Stock – 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $1,375,850)		55,034	1,340,078	(b	)

GE RSP Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

	Principal Amount	Fair Value
Purchased Options – 0.1%

Purchased Options – 0.1%
10 Yr. U.S. Treasury Notes Futures (Strike price 138 USD, expiration date 05/22/20)	$333,000	$582,750

	Principal Amount	Fair Value
U.S. Treasury Bond (Strike price 175.00 USD, expiration date 05/22/20)	263,000	$1,602,656
Total Options (Cost $1,320,405)		2,185,406

Total Investments (Cost $1,787,991,365)		1,850,818,484

Other Assets and Liabilities, net – 7.3%		145,915,842

NET ASSETS – 100.0%		$1,996,734,326

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/Payment Frequency		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation/ Depreciation
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$81,928	1.00 Quarterly	%/	12/20/24	$(294,178)	$(1,280,061)	$985,883
Markit CDX North America High Yield Index	Intercontinental Exchange	107,218	5.00 /Quarterly	%	12/20/24	(6,536,914)	(5,013,062)	(1,523,852)
								$(537,969)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Depreciation
CME Group, Inc.	$95,608	Pays/ Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	$(3,957,362)	$—	$(3,957,362)

The Fund had the following long futures contracts open at March 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
Ultra Long-Term U.S. Treasury Bond Futures	June 2020	90	$18,177,655	$19,968,750	$1,791,095
2 Yr. U.S. Treasury Notes Futures	June 2020	1,373	300,456,775	302,585,601	2,128,826
5 Yr. U.S. Treasury Notes Futures	June 2020	444	55,097,502	55,659,563	562,061
					$4,481,982

The Fund had the following short futures contracts open at March 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation
U.S. Long Bond Futures	June 2020	74	$(12,726,690)	$(13,250,625)	$(523,935)
10 Yr. U.S. Treasury Notes Futures	June 2020	135	(18,51s2,338)	(18,722,813)	(210,475)
10 Yr. U.S. Treasury Ultra Futures	June 2020	411	(62,704,707)	(64,128,844)	(1,424,137)
					$(2,158,547)
					$2,323,435

The Fund had the following Purchased Options contracts at March 31, 2020:

Description	Counterparty	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ Depreciation
10 Yr. U.S. Treasury Notes Futures (Strike price 138 USD, expiration date 05/22/20)		$138.00	05/22/20	333	$333,000	$582,750	$574,719	$8,031
U.S. Treasury Bond (Strike price 175 USD, expiration date 05/22/20)		175.00	05/22/20	263	263,000	1,602,656	745,686	856,970
								$865,001

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s

Supplemental Information Documents and Consolidated Profile for complete descriptions of investment objectives, policies, risks and permissible investments.

GE RSP Income Fund

Schedule of Investments	March 31, 2020 (Unaudited)

(a)	At March 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps, and/or TBAs.
(b)

Variable Rate Security - Interest rate shown is rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(e)	Coupon amount represents effective yield.
(f)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to $123,899,955 or 6.21% of the net assets of the GE RSP Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees .

(h)	Step coupon bond.
(i)	Security is fair valued by the Oversight Committee, in accordance with the procedures approved by the Board of Trustees. Security value is determined based on level 3 inputs.
†	Percentages are based on net assets as of March 31, 2020.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Security
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP Income Fund	Investments in Securities
	U.S. Treasuries	$—	$482,359,396	$—	$482,359,396
	Agency Mortgage Backed	—	546,780,236	—	546,780,236
	Agency Collateralized Mortgage Obligations	—	30,912,725	—	30,912,725
	Asset Backed	—	67,801,303	—	67,801,303
	Corporate Notes	—	631,763,189	—	631,763,189
	Non-Agency Collateralized Mortgage Obligations	—	60,373,580	—	60,373,580
	Sovereign Bonds	—	19,904,897	—	19,904,897
	Municipal Bonds and Notes	—	7,369,278	—	7,369,278
	FNMA (TBA)	—	—	28,396	28,396
	Preferred Stock	1,340,078	—	—	1,340,078
	Purchased Options	2,185,406	—	—	2,185,406

	Total Investments in Securities	$3,525,484	$1,847,264,604	$28,396	$1,850,818,484

	Other Financial Instruments
	Credit Default Swap Contracts - Unrealized Appreciation	$—	$985,883	$—	$985,883
	Credit Default Swap Contracts - Unrealized Depreciation	—	(1,523,852)	—	(1,523,852)
	Interest Rate Swap Contracts - Unrealized Depreciation	—	(3,957,362)	—	(3,957,362)
	Long Futures Contracts - Unrealized Appreciation	4,481,982	—	—	4,481,982
	Short Futures Contracts - Unrealized Depreciation	(2,158,547)	—	—	(2,158,547)

	Total Other Financial Instruments	$2,323,435	$(4,495,331)	$—	$(2,171,896)

GE RSP Funds

Notes to Financial Statements – March 31, 2020 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2020 is disclosed in the Fund’s Schedule of Investments.

Delayed Delivery and When-Issued Securities

During the period ended March 31, 2020, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.

The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions

The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage passthrough securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Futures Contracts

The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

For the period ended March 31, 2020, the Fund entered into futures contracts in order to manage exposure to interest rates.

Interest Rate Swaps Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended March 31, 2020, the Fund entered into interest rate swaps in order to manage exposure to interest rates.

Credit Default Swaps

During the period ended March 31, 2020, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.

As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps

Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended March 31, 2020, the Fund entered into interest rate swaps in order to manage exposure to interest rates.

Options on Futures Contracts The Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. The Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended March 31, 2020, the Fund purchased and wrote options in order to hedge against changes in market conditions and interest rates.